INVESTMENTS IN LOANS AND SECURITIES	12 Months Ended
Dec. 31, 2024
Investments, Debt and Equity Securities [Abstract]
INVESTMENTS IN LOANS AND SECURITIES	INVESTMENTS IN LOANS AND SECURITIES
The amortized cost, gross unrealized gains and losses and fair value of investments in loans and securities as of December 31, 2024 and 2023 were as follows (in thousands). As provided in Note 8, a portion of these investments in loans and securities are consolidated as a result of the Company’s determination that it is the primary beneficiary of certain VIEs.

	As of December 31, 2024
Investments in loans and securities, available for sale(1):	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Allowance for Credit Losses	Fair Value
Securitization notes	$238,081	$386	$(509)	$—	$237,958
Securitization certificates	1,037,389	7,926	(14,676)	(508,741)	521,898
Other loans and receivables	5,816	—	—	(1,553)	4,263
Total	$1,281,286	$8,312	$(15,185)	$(510,294)	$764,119
(1) Excludes accrued interest receivable of $13.7 million included in Fees and other receivables.

	As of December 31, 2023
Investments in loans and securities, available for sale(1):	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Allowance for Credit Losses	Fair Value
Securitization notes	$91,654	$629	$(1,858)	$—	$90,425
Securitization certificates	715,646	18,684	(11,578)	(98,679)	624,073
Other loans and receivables	4,574	—	—	(2,279)	2,295
Total	$811,874	$19,313	$(13,436)	$(100,958)	$716,793
(1) Excludes accrued interest receivable of $12.5 million included in Fees and other receivables.

The following tables set forth the fair value and gross unrealized losses on investments in loans and securities without an allowance for credit losses aggregated by investment category and length of time that individual securities had been in a continuous unrealized loss position, as of the dates indicated (in thousands):

	As of December 31, 2024
	Less than or equal to 1 year		Greater than 1 year		Total
Investments in loans and securities, available for sale:	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Securitization notes	$66	$(1)	$27,295	$(508)	$27,361	$(509)

	As of December 31, 2023
	Less than or equal to 1 year		Greater than 1 year		Total
Investments in loans and securities, available for sale:	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Securitization notes	$59,925	$(1,858)	$—	$—	$59,925	$(1,858)
Securitization certificates	15,799	(1,988)	—	—	15,799	(1,988)
Total	$75,724	$(3,846)	$—	$—	$75,724	$(3,846)
The following table sets forth the amortized cost and fair value of investments in loans and securities by contractual maturities, as of the date indicated (in thousands):

	As of December 31, 2024
	Within 1 year		Greater than 1 year, less than or equal to 5 years		Total
Investments in loans and securities, available for sale:	Amortized Cost	Fair Value	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Securitization notes	$7,592	$7,588	$230,489	$230,370	$238,081	$237,958
Securitization certificates	209	209	1,037,180	521,689	1,037,389	521,898
Other loans and receivables	—	—	5,816	4,263	5,816	4,263
Total (1)	$7,801	$7,797	$1,273,485	$756,322	$1,281,286	$764,119

	As of December 31, 2023
	Within 1 year		Greater than 1 year, less than or equal to 5 years		Total
Investments in loans and securities, available for sale:	Amortized Cost	Fair Value	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Securitization notes	$2,405	$2,387	$89,249	$88,038	$91,654	$90,425
Securitization certificates	103	103	715,543	623,970	715,646	624,073
Other loans and receivables	—	—	4,574	2,295	4,574	2,295
Total (1)	$2,508	$2,490	$809,366	$714,303	$811,874	$716,793

(1) Based on contractual maturities of corresponding repurchase agreements. See Note 6 for additional information.

The following table sets forth gross proceeds and related investment gains (losses), as well as losses on write-downs and the allowance for credit losses of securities, for the periods indicated (in thousands):

	Year Ended December 31,
	2024	2023
Investments in loans and securities, available for sale:
Proceeds from sales/maturities/prepayments	$227,771	$172,061
Gross investment gains from sales	(7,922)	—
Write-offs charged against the allowance	7,455	33,552
Additions to allowance for credit losses	(416,791)	(134,510)

The following tables set forth the activity in the allowance for credit losses for investments in loans and securities, as of the dates indicated (in thousands):

	Year Ended December 31, 2024
	Securitization notes	Securitization certificates	Other loans and receivables	Total
Balance, beginning of period	$—	$(98,679)	$(2,279)	$(100,958)
Additions to allowance for credit losses not previously recorded	—	(347,189)	—	(347,189)
Additions to allowance for credit losses arising from purchases	—	—	(3,246)	(3,246)
Additions (reductions) on securities with previous allowance	—	(62,873)	(3,483)	(66,356)
Write-offs charged against the allowance	—	—	7,455	7,455
Balance, end of period	$—	$(508,741)	$(1,553)	$(510,294)

Refer to Note 14 for additional information regarding the allowance for credit losses for investments.

	Year Ended December 31, 2023
	Securitization notes	Securitization certificates	Other loans and receivables	Total
Balance, beginning of period	$—	$—	$—	$—
Additions to allowance for credit losses not previously recorded	—	(131,110)	(3,400)	(134,510)
Write-offs charged against the allowance	—	32,431	1,121	33,552
Balance, end of period	$—	$(98,679)	$(2,279)	$(100,958)